PIPE Financing - Private Placement and Warrants (Tables)	12 Months Ended
Mar. 31, 2026
PIPE Financing - Private Placement and Warrants [Abstract]
Schedule of Fair Value Allocation	The fair value allocation was as follows:
Component	Allocated Amount
Common shares	$313,628
Pre-funded warrants	$511,690
Warrants	$1,174,682
Total gross proceeds	$2,000,000

Schedule of Pre-funded Warrants

The pre-funded warrants and the warrants were estimated using a Black Scholes valuation model using the following estimates:

	Pre-funded warrants	Warrants with 5 year expiry	Warrant with 2 year expiry
Share price	$121.05	$121.05	$121.05
Expected dividend yield	Nil	Nil	Nil
Exercise price	$0.00	$99.63	$99.63
Risk-free interest rate	3.63%	3.63%	3.63%
Expected life	-	5.00	2.00
Expected volatility	100%	100%	100%
Expiry date	-	December 24, 2029	December 24, 2026